UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page


            Report for the Calendar Year or Quarter Ended December 31, 2009

Check here if Amendment:              |_|; Amendment Number: ____

This  Amendment  (Check  only  one):  |_|  is a restatement
                                      |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Harbert Management Corporation*

Address:  2100 Third Avenue North, Suite 600
          Birmingham, Alabama 35203


13F File Number: 028-12611

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

* NOTE: THE VALUES REPORTED HEREIN REFLECT THE DECEMBER 31, 2009 MARKET VALUES OF CERTAIN SECURITIES ONCE HELD AT LEHMAN BROTHERS INTERNATIONAL (EUROPE) ("LBIE"). LBIE'S ADMINISTRATORS HAVE INDICATED THAT SOME OF THESE SECURITIES HAVE BEEN REHYPOTHECATED, AND TO THE EXTENT SECURITIES WERE IN FACT REHYPOTHECATED, THEY WILL NOT BE RETURNED TO THE REPORTING PERSON. AS OF FEBRUARY 12, 2010, THE REPORTING PERSON IS UNABLE TO ASCERTAIN PRECISELY WHICH SECURITIES ONCE HELD AT LBIE WILL BE RETURNED AND WHICH WILL NOT, AND IS REPORTING ALL SECURITIES ONCE HELD AT LBIE, VALUED AT DECEMBER 31, 2009 MARKET VALUES, IN THIS REPORT. WHEN FURTHER INFORMATION BECOMES AVAILABLE FROM LBIE'S ADMINISTRATORS CONFIRMING WHICH SECURITIES WERE REHYPOTHECATED AND WHICH WERE NOT, THE REPORTING PERSON EXPECTS TO ADJUST THE SECURITIES REPORTED IN ITS
SCHEDULE 13F ACCORDINGLY.

Person Signing this Report on Behalf of Reporting Manager:

Name:   John W. McCullough
Title:  Senior Vice President and General Counsel
Phone:  205-987-5576


Signature, Place, and Date of Signing


/s/ John W. McCullough           Birmingham, Alabama         February 12, 2010
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

Form 13F File Number            Name
--------------------            --------------------------

Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  96

Form 13F Information Table Value Total:  $448,819
                                        (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.           Form 13F File Number              Name
---           --------------------              -----------------------------

                                                     FORM 13F INFORMATION TABLE

COLUMN 1                         COLUMN 2       COLUMN 3   COLUMN 4       COLUMN 5         COLUMN 6   COLUMN 7         COLUMN 8
----------------------------  ---------------   ---------  --------  ------------------   ----------  --------  --------------------
                                                            VALUE    SHRS OR   SH/ PUT/   INVESTMENT   OTHER      VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS     CUSIP     (x$1000)  PRN AMT   PRN CALL   DISCRETION   MGRS      SOLE    SHARED NONE
----------------------------  ---------------   ---------  --------  --------  --------   ----------  --------  -------  ------ ----
AFFILIATED COMPUTER SERVICES  CL A              008190100    5,969    100,000              SOLE        NONE     100,000     0     0
ALEXANDER & BALDWIN INC       COM               014482103    5,819    170,000              SOLE        NONE     170,000     0     0
ALPHA NATURAL RESOURCES INC   COM               02076X102    1,735     40,000              SOLE        NONE      40,000     0     0
AMERICAN EAGLE OUTFITTERS NE  COM               02553E106    1,358     80,000              SOLE        NONE      80,000     0     0
AMERICAN SUPERCONDUCTOR CORP  COM               030111108    2,863     70,000   PUT        SOLE        NONE      70,000     0     0
AMERICAN SUPERCONDUCTOR CORP  COM               030111108   12,270    300,000   CALL       SOLE        NONE     300,000     0     0
AMR CORP                      COM               001765106    4,638    600,000   CALL       SOLE        NONE     600,000     0     0
ASCENT MEDIA CORP             COM SER A         043632108    3,191    125,000              SOLE        NONE     125,000     0     0
ASPEN INSURANCE HOLDINGS LTD  SHS               G05384105    4,912    193,000              SOLE        NONE     193,000     0     0
AUDIOVOX CORP                 CL A              050757103      768    108,300              SOLE        NONE     108,300     0     0
AUTOLIV INC                   UNIT 99/99/9999   052800208    7,406    124,200              SOLE        NONE     124,200     0     0
BAKER HUGHES INC              COM               057224107      806     19,900              SOLE        NONE      19,900     0     0
BANKS COM INC                 COM               066470105       23     97,500              SOLE        NONE      97,500     0     0
BRINKS HOME SEC HLDGS INC     COM               109699108    5,777    177,000              SOLE        NONE     177,000     0     0
BRISTOL MYERS SQUIBB CO       COM               110122108    7,575    300,000   CALL       SOLE        NONE     300,000     0     0
BRISTOL MYERS SQUIBB CO       COM               110122108    2,525    100,000   PUT        SOLE        NONE     100,000     0     0
BRISTOL MYERS SQUIBB CO       COM               110122108    1,263     50,000              SOLE        NONE      50,000     0     0
BROADRIDGE FINL SOLUTIONS IN  COM               11133T103    6,768    300,000              SOLE        NONE     300,000     0     0
BUNGE LIMITED                 COM               G16962105    1,915     30,000   PUT        SOLE        NONE      30,000     0     0
BURLINGTON NORTHN SANTA FE C  COM               12189T104   14,793    150,000              SOLE        NONE     150,000     0     0
BURLINGTON NORTHN SANTA FE C  COM               12189T104   14,793    150,000   PUT        SOLE        NONE     150,000     0     0
CABLEVISION SYS CORP          CL A NY CABLVS    12686C109    2,582    100,000   CALL       SOLE        NONE     100,000     0     0
CABLEVISION SYS CORP          CL A NY CABLVS    12686C109      581     22,500              SOLE        NONE      22,500     0     0
CAMERON INTERNATIONAL CORP    COM               13342B105      493     11,800   CALL       SOLE        NONE      11,800     0     0
CBS CORP NEW                  CL B              124857202      492     35,000              SOLE        NONE      35,000     0     0
CELANESE CORP DEL             PFD 4.25% CONV    150870202    3,964     97,100              SOLE        NONE      97,100     0     0
CENTERSTATE BANKS INC         COM               15201P109      525     52,000              SOLE        NONE      52,000     0     0
CLEARWATER PAPER CORP         COM               18538R103      675     12,286              SOLE        NONE      12,286     0     0
COMCAST CORP NEW              CL A SPL          20030N200    2,471    154,348              SOLE        NONE     154,348     0     0
CONTANGO OIL & GAS COMPANY    COM NEW           21075N204    5,054    107,500              SOLE        NONE     107,500     0     0
CONTINENTAL AIRLS INC         NOTE  4.500% 1/1  210795PU8    1,499  1,350,000              SOLE        NONE   1,350,000     0     0
COSAN LTD                     SHS A             G25343107      870    100,000              SOLE        NONE     100,000     0     0
DOLE FOOD CO INC NEW          COM               256603101      496     40,000   PUT        SOLE        NONE      40,000     0     0
DONNELLEY R R & SONS CO       COM               257867101      445     20,000              SOLE        NONE      20,000     0     0
DR PEPPER SNAPPLE GROUP INC   COM               26138E109    1,698     60,000              SOLE        NONE      60,000     0     0
DRYSHIPS INC.                 NOTE  5.000%12/0  262498AB4    2,047  2,000,000              SOLE        NONE   2,000,000     0     0
EARTHLINK INC                 COM               270321102    1,039    125,000              SOLE        NONE     125,000     0     0
ECHOSTAR CORP                 CL A              278768106      765     38,000              SOLE        NONE      38,000     0     0
EMULEX CORP                   COM NEW           292475209    2,180    200,000   CALL       SOLE        NONE     200,000     0     0
FACET BIOTECH CORP            SHS               30303Q103    2,373    135,000              SOLE        NONE     135,000     0     0
FIDELITY NATIONAL FINANCIAL   CL A              31620R105    2,154    160,000              SOLE        NONE     160,000     0     0
FIRST AMERN CORP CALIF        COM               318522307    2,649     80,000              SOLE        NONE      80,000     0     0
FPL GROUP INC                 COM               302571104      317      6,000   PUT        SOLE        NONE       6,000     0     0
GLOBAL INDS LTD               DBCV  2.750% 8/0  379336AE0    3,094  5,000,000              SOLE        NONE   5,000,000     0     0
GLOBAL INDS LTD               COM               379336100    3,315    465,000              SOLE        NONE     465,000     0     0
HERSHEY CO                    COM               427866108    3,579    100,000   CALL       SOLE        NONE     100,000     0     0
HILLTOP HOLDINGS INC          COM               432748101    2,328    200,000              SOLE        NONE     200,000     0     0
HSN INC                       COM               404303109    5,855    290,000              SOLE        NONE     290,000     0     0
HUBBELL INC                   CL B              443510201    4,224     89,300              SOLE        NONE      89,300     0     0
HUDSON CITY BANCORP           COM               443683107    2,290    166,800   CALL       SOLE        NONE     166,800     0     0
ISHARES TR INDEX              FTSE XNHUA IDX    464287184   15,636    370,000   PUT        SOLE        NONE     370,000     0     0
ISHARES TR INDEX              MSCI EMERG MKT    464287234   17,638    425,000   CALL       SOLE        NONE     425,000     0     0
JACKSON HEWITT TAX SVCS INC   COM               468202106       91     20,700   PUT        SOLE        NONE      20,700     0     0
JACKSON HEWITT TAX SVCS INC   COM               468202106      176     40,000   CALL       SOLE        NONE      40,000     0     0
JOHN BEAN TECHNOLOGIES CORP   COM               477839104      396     23,300              SOLE        NONE      23,300     0     0
LIBERTY MEDIA CORP NEW        CAP COM SER A     53071M302    4,107    172,000              SOLE        NONE     172,000     0     0
LIBERTY MEDIA CORP NEW        INT COM SER A     53071M104    1,661    120,000              SOLE        NONE     120,000     0     0
LOEWS CORP                    COM               540424108    5,198    143,000              SOLE        NONE     143,000     0     0
LOUISIANA PAC CORP            COM               546347105      918    131,500              SOLE        NONE     131,500     0     0
MARKET VECTORS ETF TR         RUSSIA ETF        57060U506   12,476    400,000   PUT        SOLE        NONE     400,000     0     0
MCMORAN EXPLORATION CO        PFD MAND CNV      582411500    7,584    111,300              SOLE        NONE     111,300     0     0
MERCURY COMPUTER SYS          COM               589378108    1,387    126,000              SOLE        NONE     126,000     0     0
MGM MIRAGE                    COM               552953101    3,853    422,500   CALL       SOLE        NONE     422,500     0     0
MICROSOFT CORP                COM               594918104    3,278    107,500              SOLE        NONE     107,500     0     0
MUELLER WTR PRODS INC         COM SER A         624758108      255     49,000              SOLE        NONE      49,000     0     0
MYLAN INC                     PFD CONV          628530206   15,079     13,142              SOLE        NONE      13,142     0     0
MYLAN INC                     COM               628530107      922     50,000   PUT        SOLE        NONE      50,000     0     0
MYR GROUP INC DEL             COM               55405W104    2,350    130,000              SOLE        NONE     130,000     0     0
NABORS INDUSTRIES LTD         SHS               G6359F103      438     20,000              SOLE        NONE      20,000     0     0
NEWS CORP                     CL A              65248E104      979     71,500              SOLE        NONE      71,500     0     0
OIL STS INTL INC              COM               678026105    2,750     70,000              SOLE        NONE      70,000     0     0
OMNICARE CAP TR II            PFD B TR 4.00%    68214Q200    4,276    115,995              SOLE        NONE     115,995     0     0
PEPSI BOTTLING GROUP INC      COM               713409100    3,750    100,000              SOLE        NONE     100,000     0     0
PFIZER INC                    COM               717081103    5,093    280,000              SOLE        NONE     280,000     0     0
PICO HLDGS INC                COM NEW           693366205    3,698    113,000              SOLE        NONE     113,000     0     0
PLATINUM UNDERWRITER HLDGS L  COM               G7127P100    4,595    120,000              SOLE        NONE     120,000     0     0
POTLATCH CORP NEW             COM               737630103    1,371     43,000              SOLE        NONE      43,000     0     0
QUANTA SVCS INC               COM               74762E102      729     35,000              SOLE        NONE      35,000     0     0
QUANTA SVCS INC               COM               74762E102    1,771     85,000   CALL       SOLE        NONE      85,000     0     0
RADIOSHACK CORP               COM               750438103    3,705    190,000              SOLE        NONE     190,000     0     0
SAFETY INS GROUP INC          COM               78648T100    7,916    218,500              SOLE        NONE     218,500     0     0
SPDR TR                       UNIT SER 1        78462F103  100,296    900,000   PUT        SOLE        NONE     900,000     0     0
TERRA INDS INC                COM               880915103      483     15,000   PUT        SOLE        NONE      15,000     0     0
TERRA INDS INC                COM               880915103    6,438    200,000   CALL       SOLE        NONE     200,000     0     0
VALE CAP II                   GTD CV 6.75%12    91912F201    2,856     34,100              SOLE        NONE      34,100     0     0
VALE S A                      ADR               91912E105   10,161    350,000   PUT        SOLE        NONE     350,000     0     0
VOLT INFORMATION SCIENCES IN  COM               928703107    1,050    105,000              SOLE        NONE     105,000     0     0
WALTER ENERGY INC             COM               93317Q105      753     10,000              SOLE        NONE      10,000     0     0
WALTER INVT MGMT CORP         COM               93317W102    3,706    258,652              SOLE        NONE     258,652     0     0
WASHINGTON FED INC            COM               938824109      677     35,000              SOLE        NONE      35,000     0     0
WASHINGTON FED INC            COM               938824109      580     30,000   PUT        SOLE        NONE      30,000     0     0
XEROX CORP                    COM               984121103    5,949    703,200              SOLE        NONE     703,200     0     0
XEROX CORP                    COM               984121103    8,037    950,000   PUT        SOLE        NONE     950,000     0     0
XTO ENERGY INC                COM               98385X106    2,327     50,000              SOLE        NONE      50,000     0     0
YAHOO INC                     COM               984332106    2,104    125,400   PUT        SOLE        NONE     125,400     0     0
YAHOO INC                     COM               984332106    2,104    125,400              SOLE        NONE     125,400     0     0






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